Derivatives - Disclosure of gain (loss) on fair value hedge ineffectiveness in profit or loss and other comprehensive income (Details) - Hedges of net investment in foreign operations [member] - Exchange risk [Member] - Foreign currency denominated debentures (KRWUSD) [Member] - KRW
₩ in Millions
12 Months Ended
Dec. 31, 2022 KRW (₩)
Disclosure of gain (loss) on fair value hedge ineffectiveness in profit or loss and other comprehensive income [Line Items]
Profit or loss recognized in OCI	₩ (38,797)
Hedge ineffectiveness recognized in profit or loss	₩ 0